LEASES	6 Months Ended
Jun. 30, 2023
LEASES
LEASES

5. LEASES

As of June 30, 2023, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2025. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2022 and as of June 30, 2023 is as follows.

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Assets
Operating lease right-of-use assets	21,546	12,896	1,778
Liabilities
Operating lease liabilities, current	17,545	12,472	1,720
Operating lease liabilities, non-current	6,485	2,542	351
	24,030	15,014	2,071

5. LEASES (CONTINUED)

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of June 30, 2023:

	RMB	US$
		(Note 2)
For the years ending:
2023	9,245	1,275
2024	4,515	623
2025	1,623	224
2026	—	—
2027 and thereafter	—	—
Total undiscounted lease payments	15,383	2,122
Less: imputed interest	(369)	(51)
Total lease liabilities	15,014	2,071

The below table summarizes lease costs and other information for the six months ended June 30, 2023:

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Lease cost
Operating lease cost	9,147	9,048	1,248
Short-term lease cost	534	1,015	140
Total lease cost	9,681	10,063	1,388
Other information
Cash paid for amounts included in the measurement of lease liabilities	7,200	9,436	1,301
Right-of-use assets obtained in exchange for new operating lease liabilities	1,010	—	—
Weighted-average remaining lease term	1.47 years	1.15 years	1.15 years
Weighted-average discount rate	5.0%	5.0%	5.0%

For the six months ended June 30, 2022 and 2023, the Company did not have variable lease cost or sublease income.